RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF EXPENSES WITH RELATED PARTIES

	Expense type	Year Ended December 31,2024	Period from March 16, 2023 (inception) through December 31, 2023

Expenses under contract due to:
DRE Chicago LLC	Consulting expense	$143,057	$-
DRE Chicago LLC	Interest	1,979	-
DRE Chicago LLC	Finance charges	375,000	-
Endurance Antarctica Partners II, LLC	Interest	18,958	-
Endurance Antarctica Partners II, LLC	Finance charges	3,500,000	-
VIKASA Capital Partners LLC	Consulting expense	-	980,000
7636 Holdings LLC	Consulting expense	-	180,806
VIKASA Capital LLC	Consulting expense	-	171,213
Energy Transition Investors LLC*	Interest		5,333
VIKASA Clean Energy I LP*	Interest		1,138
Roshan Pujari*	Interest		640
Total expenses		$4,038,994	$1,339,130

Other expenses paid on the Company’s behalf due to:
DRE Chicago LLC		$6,679	$-
VIKASA Capital LLC		-	34,318
VIKASA Capital Partners LLC		-	9,868
Total other expenses paid on the Company’s behalf		6,679	44,186
Total		$4,045,673	$1,383,316

SCHEDULE OF RELATED PARTIES

		Year Ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023

Energy Transition Investors LLC*	Notes payable	$-	$750,000
VIKASA Clean Energy I LP*	Notes payable	-	160,000
Roshan Pujari*	Notes payable	-	90,000
DRE Chicago LLC	Interest Accrued	1,979	-
Endurance Antarctica Partners II, LLC	Interest Accrued	18,958	-
DRE Chicago LLC	Short-term loan**	625,000	-
Endurance Antarctica Partners II, LLC	Short-term loan**	5,250,000	-
Notes obtained from related parties		$5,895,937	$1,000,000

*	VIKASA Capital LLC facilitated the initial funding of the notes obtained on behalf of the related parties.
**	Short-term loan includes Equity Kicker payable as per the terms of the loan agreement.